SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Movement of Allowance for Financing Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 32,975	¥ 0
Current year net provision	35,293	32,689
Write-off	(2,779)	(490)
Balance at end of the year	¥ 65,489	32,975
Loan term of financing receivables	24 months
ASU 2016-13 | Adjusted balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 32,975	776
Balance at end of the year		32,975
ASU 2016-13 | Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 0	776
Balance at end of the year		¥ 0